Acquisitions and disposals	12 Months Ended
Dec. 31, 2021
Disclosure Of Business Combination And Discontinued Operatons [Abstract]
Disclosure Of Business Combination And Divestment [text block]
5 Acquisitions and disposals
2021
Disposals
10% of Dogger Bank Farm C
On 10 February 2022, Equinor closed an agreement with Eni to sell a 10 % interest in the Dogger Bank Wind Farm C project in the UK for a consideration of GBP 68

million (USD
92

million) after closing adjustments. Eni has also closed an agreement to purchase a 10%
interest in Dogger Bank C from project partner SSE Renewables on the same terms. The new overall shareholding in Dogger Bank C
is SSE Renewables ( 40%), Equinor ( 40%) and Eni ( 20%). The asset was classified as held for sale at 31 December 2021. The carrying amount of the interests to be disposed of is immaterial and is reported in the REN segment. The gain will be reported in the
REN segment in the first quarter 2022.
Equinor Refining Denmark A/S
On 31 December 2021, Equinor Danmark A/S closed the transaction with the Klesch Group to sell 100 % of the shares in Equinor
Refining Denmark A/S (ERD). Klesch paid USD 48

million of the total estimated consideration at closing. ERD consists of the Kalundborg refinery and associated terminals and infrastructure. Following an impairment earlier in 2021, the disposal resulted in
an immaterial loss. Prior to transaction closing, Equinor received USD 335 million in extraordinary dividend and repayment of paid-
in capital from ERD.

Following the disposal, a gain of USD 167

million has been recycled from Other comprehensive income (OCI) to the Consolidated statement of income in the line item Other income and has been reflected in the MMP segment.
Terra Nova
On 8 September 2021, Equinor closed the transaction with Cenovus and Murphy to sell
100 % of its interest, which includes a release
of any future obligations and liabilities, in the Terra Nova asset in offshore Canada. The transaction is accounted for in the E&P
International segment. The consideration paid, the net carrying amount and the impact to the Consolidated statement of income are
immaterial.
Bakken onshore unconventional field
On 26 April 2021, Equinor closed the transaction to divest its interests in the Bakken field in the US states of North Dakota and
Montana to Grayson Mill Energy, backed by EnCap Investments for an estimated total consideration of USD 819 million, including
interim period settlement, for which payment has been received in the first half of 2021. Post-closing settlement adjustments are
ongoing, and the consideration will be final in early 2022. The asset was impaired in the first quarter of 2021. During the subsequent
three quarters of 2021 insignificant losses were recorded and are presented in the line item Operating expenses in the Consolidated
statement of income in the E&P USA segment.
10% of Dogger Bank Farm A and B
On 26 February 2021, Equinor closed the transaction with Eni to sell a 10 % equity interest in the Dogger Bank Wind Farm A and B assets in the UK for a total consideration of GBP 206.4

million (USD
285

million), resulting in a gain of GBP
202.8

million (USD
280
million). After closing, the new overall shareholdings in Dogger Bank A and Dogger Bank B are SSE

Renewables (
40%), Equinor
( 40%), and Eni ( 20
%). Equinor will continue to equity account for the remaining investment as a joint venture. The gain is presented in
the line item Other income in the Consolidated statement of income in the REN segment.
Non-operated interest in the Empire Wind and Beacon Wind assets on the US east coast
On 29 January 2021, Equinor closed the transaction with BP to sell 50 % of the non-operated interests in the Empire Wind and Beacon
Wind assets for a preliminary total consideration after interim period adjustments of USD 1.2 billion, resulting in a gain of USD
1.1
billion for the divested part, of which USD 500

million had been prepaid at the end of December 2020. Through this transaction, the two companies have established a strategic partnership for further growth within offshore wind in the USA.

Following the transaction,
Equinor remains the operator with a 50 % interest. Equinor consolidated the assets until transaction closing, and thereafter the investments are classified as joint ventures and accounted for using the equity method. The gain is presented in the line item Other
income in the Consolidated statement of income in the REN segment. For further information about the gain recognition, reference is
made to the section Accounting judgement regarding partial divestments and the related policy in note 2

Significant accounting
policies.
Acquisitions
Wento
On 5 May 2021, Equinor completed a transaction to acquire 100 % of the shares in Polish onshore renewables developer Wento from the private equity firm Enterprise Investors for a cash consideration of EUR 98 million (USD
117

million) after net cash adjustments. In
addition, Equinor acquired a receivable of USD 3

million from Enterprise Investors towards investees. The assets and liabilities related to the acquired business have been recognised under the acquisition method. In the second quarter

2021, the acquisition resulted in
an increase of Equinor’s intangible assets of USD 46

million, goodwill of USD
59

million, deferred tax liability of USD
9

million and
other net assets of USD 21

million. The goodwill reflects the expected synergies, competence and access to the Polish renewables market obtained in the acquisition. The transaction has been accounted for in the REN segment.
Held for sale
Equinor Energy Ireland Limited
In the fourth quarter of 2021, Equinor entered into an agreement with Vermilion Energy Inc (Vermilion) to sell Equinor’s non-operated equity position in the Corrib gas project in Ireland. The transaction covers a sale of 100 % of the shares in Equinor Energy Ireland
Limited (EEIL). EEIL owns 36.5 % of the Corrib field alongside the operator Vermilion ( 20%) and Nephin Energy ( 43.5%). Equinor and
Vermilion have agreed a consideration of USD 434

million before closing adjustments and contingent consideration linked to 2022 production level and gas prices. Closing is expected during 2022.
2020
Acquisition onshore Russia
In the fourth quarter of 2020, Equinor closed a transaction with Rosneft to acquire a 49 % interest in the limited liability company LLC
KrasGeoNaC (KGN) which holds twelve conventional onshore exploration and production licences in Eastern

Siberia. The cash
consideration at closing, including interim period adjustment, was USD 384 million. In addition to the cash consideration, Equinor
recognised a contingent consideration of USD 145

million related to future exploration expenses. The total consideration for the acquisition of USD 529

million has been accounted using equity method in the line item Equity accounted investment and reported in
the E&P International segment.
As part of this agreement, Equinor extinguished its exploration commitments offshore in the Sea of Okhotsk and as such has
no
outstanding obligations in that area. The previous commitment in the Sea of Okhotsk has been charged to the income statement at
estimated fair value of USD 166

million. The charge has been accounted as Net income/(loss) from equity accounted investments in the E&P International segment.
Divestment of remaining shares in Lundin
In the second quarter of 2020, Equinor closed the divestment of its remaining ( 4.9%) financial shareholding in Lundin Energy AB
(formerly Lundin Petroleum AB). The consideration was SEK 3.3 billion (USD
0.3

billion). The impact on the Consolidated statement of
income in the second quarter was a loss of USD 0.1

billion and was recognised in the line item Interest income and other financial items.
Investment in interest onshore Argentina
In the first quarter of 2020, Equinor closed a transaction to acquire a 50 % ownership share in SPM Argentina S.A (SPM) from
Schlumberger Production Management Holding Argentina B.V. Shell acquired the remaining 50 % ownership share of SPM. SPM holds a 49
% interest in the Bandurria Sur onshore block in Argentina, and the block is in the pilot phase of development. The
consideration including final adjustments is USD 187

million. In the second quarter, Equinor increased its shareholding in the
Bandurria Sur by 5.5 % to 30 % for a final consideration of USD 44 million. The investment in SPM is accounted for as a joint venture using the equity method and reported in the E&P International segment.